Nature of Business	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
1.
Nature of business

VTEX (the “Group” or the “Company”) and its subsidiaries, provides a software-as-a-service digital commerce platform tailored for enterprise brands and retailers. The VTEX platform is designed to be composable and complete, enabling our customers to seamlessly implement, optimize, test, and expand both B2C and B2B digital experiences. Fueled by native solutions and a plug-and-play ecosystem, the platform integrates commerce, marketplace, fulfillment channels, and OMS solutions into a unified framework. This integration empowers VTEX's customers to leverage omnichannel capabilities and formulate innovative strategies for customer engagement, connecting seamlessly across all sales channels. The platform's flexible and low-maintenance nature aims to optimize customers' IT investments, ensuring agility and fostering profit growth, competitive time-to-market, and sustainable evolution and scalability.

The Company's shares, under the symbol “VTEX”, are listed on the New York Stock Exchange (“NYSE”).